Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital commitments
Commitments and contingencies
Total	¥ 183,942	¥ 244,858
A factory construction project
Commitments and contingencies
Total	166,333	173,418	¥ 273,083
Construction Commitments
Commitments and contingencies
Total	17,564	71,395
Assets under construction
Commitments and contingencies
Total	¥ 45	¥ 45